PROPERTY, EQUIPMENT AND SOFTWARE (Tables)	12 Months Ended
Dec. 31, 2025
PROPERTY, EQUIPMENT AND SOFTWARE
Schedule of property, equipment and software and its related accumulated depreciation and amortization
Property, equipment and software and its related accumulated depreciation and amortization as of December 31, 2024 and 2025 were as follows (RMB in millions):

	2024	2025

Buildings	5,409	5,552
Website-related equipment	2,156	2,413
Computer equipment	837	948
Software	793	935
Furniture and fixtures	382	469
Leasehold improvements	258	492
Less: accumulated depreciation and amortization	(4,782)	(5,364)

Total net book value	5,053	5,445